SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 4,299,000	$ 2,529,000
Valuation allowance	(4,299,000)	(2,529,000)
Net deferred tax asset